Basic and Diluted Loss per Share per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Basic and diluted loss per share per share

	December 31,
	2023	2022	2021
	£	£	£
Basic and Diluted loss for the year (£)	(145,963,000)	(118,728,000)	(49,231,000)
Basic and Diluted weighted average number of shares	124,197,000	122,119,635	49,876,081
Basic and Diluted loss per share (£)	(1.18)	(0.97)	(0.99)